Other Reserves - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell Plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Share of joint ventures and associates	$ (74)	$ 183	$ 170
Other comprehensive (loss)/income for the period	(2,034)	952	5,971
Less: non-controlling interest	625	383	578
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,030)	(22,044)	(27,895)
Impact of IFRS 9				$ (138)
Recognised in other comprehensive income	(3,367)	945	6,309
Reclassified to income	397	1,468	312
Reclassified to the balance sheet	11	(30)	(18)
Reclassified to retained earnings	(74)	(971)
Tax on amounts recognised/reclassified	999	(1,614)	(802)
Total	(2,034)	(202)	5,801
Share of joint ventures and associates	(74)	183	170
Other comprehensive (loss)/income for the period	(2,108)	(19)	5,971
Less: non-controlling interest	(35)	171	(120)
Attributable to Royal Dutch Shell plc shareholders	(2,143)	152	5,851
Ending balance	(24,173)	(22,030)	(22,044)
Currency translation differences
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(11,747)	(8,735)	(13,831)
Impact of IFRS 9				0
Recognised in other comprehensive income	302	(3,794)	4,513
Reclassified to income	38	651	610
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	0	0
Tax on amounts recognised/reclassified	4	(29)	33
Total	344	(3,172)	5,156
Share of joint ventures and associates	(2)	(25)	53
Other comprehensive (loss)/income for the period	342	(3,197)	5,209
Less: non-controlling interest	(35)	185	(113)
Attributable to Royal Dutch Shell plc shareholders	307	(3,012)	5,096
Ending balance	(11,440)	(11,747)	(8,735)
Unrealised gains/(losses) on securities
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		1,969	1,321
Impact of IFRS 9				(1,969)
Recognised in other comprehensive income			796
Reclassified to income			(211)
Reclassified to the balance sheet			0
Tax on amounts recognised/reclassified			8
Total			593
Share of joint ventures and associates			55
Other comprehensive (loss)/income for the period			648
Less: non-controlling interest			0
Attributable to Royal Dutch Shell plc shareholders			648
Ending balance			1,969
Debt instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(21)	0	0
Impact of IFRS 9				(6)
Recognised in other comprehensive income	24	(15)	0
Reclassified to income	5	0	0
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	0	0
Tax on amounts recognised/reclassified	0	0	0
Total	29	(15)	0
Share of joint ventures and associates	0	0	0
Other comprehensive (loss)/income for the period	29	(15)	0
Less: non-controlling interest	0	0	0
Attributable to Royal Dutch Shell plc shareholders	29	(15)	0
Ending balance	8	(21)	0
Cash flow and net investment hedging gains/(losses)
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	117	(633)	(144)
Impact of IFRS 9				6
Recognised in other comprehensive income	(579)	50	(467)
Reclassified to income	268	722	(87)
Reclassified to the balance sheet	11	(30)	(18)
Reclassified to retained earnings	0	0
Tax on amounts recognised/reclassified	33	(12)	20
Total	(267)	730	(552)
Share of joint ventures and associates	(74)	14	63
Other comprehensive (loss)/income for the period	(341)	744	(489)
Less: non-controlling interest	0	0	0
Attributable to Royal Dutch Shell plc shareholders	(341)	744	(489)
Ending balance	(224)	117	(633)
Deferred cost of hedging
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(353)	0	0
Impact of IFRS 9				(144)
Recognised in other comprehensive income	9	(362)	0
Reclassified to income	86	95	0
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	0	0
Tax on amounts recognised/reclassified	(29)	58	0
Total	66	(209)	0
Share of joint ventures and associates	0	0	0
Other comprehensive (loss)/income for the period	66	(209)	0
Less: non-controlling interest	0	0	0
Attributable to Royal Dutch Shell plc shareholders	66	(209)	0
Ending balance	(287)	(353)	0
Retirement benefits remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(10,932)	(14,645)	(15,241)
Impact of IFRS 9				0
Recognised in other comprehensive income	(3,106)	5,213	1,467
Reclassified to income	0	0	0
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	11	137
Tax on amounts recognised/reclassified	1,004	(1,625)	(863)
Total	(2,091)	3,725	604
Share of joint ventures and associates	0	1	(1)
Other comprehensive (loss)/income for the period	(2,091)	3,726	603
Less: non-controlling interest	0	(13)	(7)
Attributable to Royal Dutch Shell plc shareholders	(2,091)	3,713	596
Ending balance	(13,023)	(10,932)	(14,645)
Equity instrument remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	906	0	0
Impact of IFRS 9				$ 1,975
Recognised in other comprehensive income	(17)	(147)	0
Reclassified to income	0	0	0
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	(85)	(1,108)
Tax on amounts recognised/reclassified	(13)	(6)	0
Total	(115)	(1,261)	0
Share of joint ventures and associates	2	193	0
Other comprehensive (loss)/income for the period	(113)	(1,068)	0
Less: non-controlling interest	0	(1)	0
Attributable to Royal Dutch Shell plc shareholders	(113)	(1,069)	0
Ending balance	$ 793	$ 906	$ 0